INVESTMENTS, DEBT AND DERIVATIVES	6 Months Ended
Jun. 30, 2020
Financial Instruments [Abstract]
INVESTMENTS, DEBT AND DERIVATIVES	INVESTMENTS, DEBT AND DERIVATIVES
The Company holds the following investments and derivative assets:

	June 30, 2020	December 31, 2019

At fair value
Derivatives not designated as hedges	17	11
Derivatives designated as net investment hedges	—	—
Investments in debt instruments	65	34
	82	45

At amortized cost
Security deposits and cash collateral	301	256
Loans granted to customers - microfinance banking *	125	116
Bank deposits	20	—
Other investments	29	16
	475	388

Total investments and derivatives	557	433
Non-current	281	235
Current	276	198
The Company holds the following debt and derivative liabilities:

	June 30, 2020	December 31, 2019

At fair value
Derivatives not designated as hedges	62	52
Derivatives designated as net investment hedges	26	161
Contingent consideration	—	41
	88	254

At amortized cost
Principal amount outstanding	7,550	7,519
Interest accrued	80	79
Discounts, unamortized fees, hedge basis adjustment	(6)	(10)
Bank loans and bonds	7,624	7,588

Lease liabilities	1,815	2,083
Put-option liability over non-controlling interest	320	342
Customer deposits - microfinance banking *	192	186
Other financial liabilities *	70	96
	10,021	10,295

Total debt and derivatives	10,109	10,549
Non-current	7,297	7,759
Current	2,812	2,790
* Certain comparative amounts have been reclassified to conform to the current period presentation, refer to Note 14 for further details.
Significant changes in financial assets and financial liabilities
There were no significant changes in financial assets and liabilities in the six-month period ended June 30, 2020, except for the scheduled repayments of debt or as described below. Furthermore, there were no changes in risk management policies as disclosed in the Group’s annual consolidated financial statements as of and for the year ended December 31, 2019.
Net investment hedge
In the first quarter of 2020, the fair values of the Company’s derivatives designated as net investment hedges increased significantly due to depreciation of the Russian ruble, resulting in a US$275 gain recorded against the foreign currency translation reserve, which partially offset the translation loss related to our foreign operations. Appreciation of RUB in the second quarter of 2020 reduced this gain by US$146, leading to a net gain of US$129 for the six-month period ended June 30, 2020.
Ex-Warid license renewal
The ex-Warid license renewal was due in May 2019. Pursuant to directions from the Islamabad High Court, the Pakistan Telecommunication Authority (“PTA”) issued a license renewal decision on July 22, 2019 requiring payment of US$39.5 per MHz for 900 MHz spectrum and US$29.5 per MHz for 1800 MHz spectrum, equating to an aggregate price of approximately US$450 (excluding advance tax of 10%). On August 17, 2019, Jazz appealed the PTA’s order to the Islamabad High Court. On August 21, 2019, the Islamabad High Court suspended the PTA’s order pending the outcome of the appeal and subject to Jazz making payment in the form of security (under protest) as per the options given in the PTA’s order. In September 2019, Jazz deposited approximately US$225 in order to maintain its appeal in the Islamabad High Court regarding the PTA's underlying decision on the license renewal. There were no specific terms and conditions attached to the deposit. The deposit is recorded as a non-current financial asset in the statement of financial position.
On May 18, 2020 a further US$57 was paid under protest, presented within 'Receipts from / (payment on) deposits' in the statement of cash flows. A hearing date before the Islamabad High Court was scheduled for April 9, 2020 but was adjourned in light of court closures due to COVID-19.
Refinancing of RUB debt - Sberbank
In June 2020, VEON Holdings B.V. entered into a new RUB bilateral term loan agreement with Sberbank. The agreement comprises four facilities for a total amount of RUB100 billion (US$1,450) with final maturity dates ranging between two and four years. Shortly after the agreement was signed, VEON Holdings B.V. fully utilized three facilities for a total amount of RUB87.5 billion (US$1,281) and used the proceeds to prepay all outstanding amounts under the Sberbank term facilities agreement signed on May 19, 2017. The fourth facility available under the agreement signed in June 2020 was fully utilized subsequent to reporting date, in July 2020.
Global Medium Term Note program
In April 2020, VEON Holdings B.V. established a Global Medium Term Note program for the issuance of bonds (the "MTN Program"), with a program limit of US$6,500 or the equivalent thereof in other currencies. In June 2020, VEON Holdings B.V. executed a drawdown of RUB20 billion (US$288) senior unsecured notes under the MTN Program, maturing in June 2025.
Extension and extinguishment of Banglalink syndicated loan
In April 2020, Banglalink Digital Communications Limited, a wholly-owned subsidiary, extended the maturity of its US$300 syndicated loan by an additional two years to 2022. Following this extension, VEON Digital Amsterdam B.V., the Company's wholly-owned subsidiary, acquired the loan from the original lenders, leading to extinguishment of this financial liability within VEON's consolidated financial statements. No material transactional costs were incurred.
Drawdowns under the Revolving Credit Facility
In March 2020, VEON Holdings B.V., the Company's wholly-owned subsidiary, executed two drawdowns under the existing Revolving Credit Facility for an aggregate amount of US$600. Although these drawdowns are short-term in nature, VEON Holdings B.V. has an enforceable right to roll them over until final maturity date of the facility in February 2022. All outstanding drawdowns under the RCF have been fully repaid during June 2020 (US$100) and July 2020 (US$500).
Refinancing of RUB debt - AO "Alfa-Bank"
In March 2020, VEON Holdings B.V. amended and restated the existing facility with AO "Alfa-Bank", increasing its size and utilization from RUB17.5 billion to RUB30 billion (US$165). Following this amendment and restatement, the final maturity of this facility has been set to March 10, 2025.
GTH bonds prepayment
In February 2020, GTH Finance B.V., the Company’s subsidiary, repaid at par the US$500 6.25% bonds, originally maturing April 26, 2020.
US$300 tap issuance of existing senior notes
In January 2020, VEON Holdings B.V., issued US$300 in senior unsecured notes due 2025, which are consolidated and form a single series with the US$700 4.00% senior notes due in 2025 issued by VEON Holdings B.V. in October 2019. VEON used the net proceeds of the tap issuance to refinance certain existing outstanding debt.
Fair values
The carrying amounts of all financial assets and liabilities are equal to or approximate their respective fair values as shown in the table above, with the exception of:
•'Bank loans and bonds, including interest accrued', for which fair value is equal to US$7,890 at June 30, 2020 (December 31, 2019: US$7,887); and
•'Lease liabilities', for which fair value has not been determined.
Fair values were estimated based on quoted market prices (for bonds), derived from market prices or by discounting contractual cash flows at the rate applicable for the instruments with similar maturity and risk profile.
As of June 30, 2020 and December 31, 2019, the Group recognized financial instruments at fair value in the statement of financial position, all of which were measured based on Level 2 inputs, except for Contingent consideration, for which fair value is classified as Level 3. Observable inputs (Level 2) used in valuation techniques include inter-bank interest rates, bond yields, swap curves, basis swap spreads, foreign exchange rates and credit default spreads. During the six-month period ended June 30, 2020, there were no transfers between Level 1, Level 2 and Level 3 fair value measurements.
A reconciliation of movements relating to Contingent consideration is shown below:

Contingent consideration

As of December 31, 2019	41

Fair value changes recognized in the income statement	(41)

As of June 30, 2020	—
In 2015, International Wireless Communications Pakistan Limited and Pakistan Mobile Communications Ltd (“PMCL”), each indirect subsidiaries of the Company, signed an agreement with Warid Telecom Pakistan LLC and Bank Alfalah Limited, to combine their operations in Pakistan. In July 2016, the transaction was closed and PMCL acquired 100% of the voting shares in Warid Telecom (Pvt) Limited (“Warid”) for a consideration of 15% of the shares in PMCL. As a result, VEON gained control over Warid.
As part of the share purchase agreement, an earn-out payment was agreed in the event that a tower transaction is effected by PMCL within four years from the acquisition date. The earn-out would also apply if another telecommunications operator in Pakistan effects a tower transaction, provided the transaction meets certain parameters, in the same timeframe. The contingent consideration would be settled with a transfer of PMCL shares.
As of the reporting date, the probability of completion of a tower deal in Pakistan prior to the relevant deadline, upon which contingent consideration would be paid, became remote. As a result, the fair value of Contingent consideration was revised downwards to zero, with a corresponding gain in the consolidated income statement.
All impairment losses and changes in fair values of investments, debt and derivatives are unrealized and are recorded in "Other non-operating gain / (loss)" in the consolidated income statement.